NOTE 14 – SEGMENT INFORMATION - Summary of Information by Segment (Details) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023	Aug. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 385,253	$ 298,439	$ 1,187,000	$ 535,251	$ 1,473,222	$ 2,928,000
Operating costs	62,726	56,304	104,081	78,708	243,635
Depreciation and Amortization	561,781	856,852	1,074,698	1,781,467	3,052,613	3,262,799
Interest expense (income)	6,848	(79)	20,090	(158)	9,578	239
Segment assets	1,789,745	4,187,459	1,789,745	4,187,459	2,622,080	5,839,217
Segment income (loss)	(494,919)	(1,068,539)	(451,319)	(2,278,329)	(3,566,710)	(2,173,971)
I P Segment [Member]
Segment Reporting Information [Line Items]
Revenue	273,348	177,286	987,636	357,286	948,000	2,928,000
Operating costs
Depreciation and Amortization	561,781	856,852	1,074,698	1,781,467	3,052,613	3,262,799
Interest expense (income)	6,848	(79)	20,090	(158)	9,578	239
Segment assets	1,756,397	4,161,840	1,756,397	4,161,840	2,598,255	5,839,217
Segment income (loss)	(581,175)	(1,165,354)	(597,319)	(2,340,126)	(3,720,974)	(2,173,971)
Cinema Segment [Member]
Segment Reporting Information [Line Items]
Revenue	111,905	121,153	199,364	177,965	525,222
Operating costs	62,726	56,304	104,081	78,708	243,635
Depreciation and Amortization
Interest expense (income)
Segment assets	33,348	25,619	33,348	25,619	23,825
Segment income (loss)	$ 86,256	$ 96,815	$ 146,000	$ 61,797	$ 154,264